Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of EquiTrust Life Annuity Account

EquiTrust Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise EquiTrust Life Annuity Account (the Separate Account), as of December 31, 2023, and the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1998.

Des Moines, Iowa

April 24, 2024

Appendix:

Subaccounts comprising EquiTrust Life Annuity Account

Subaccounts	Statement of Assets and Liabilities	Statement of operations	Statements of changes in net assets

Product A

American Century VP Capital Appreciation Fund

American Century VP Inflation Protection Bond Fund

American Century VP Mid Cap Value Fund

American Century VP Ultra® Fund

American Century VP Value Fund

BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares

BNY Mellon VIF Appreciation Portfolio – Initial Shares

BNY Mellon VIF Growth & Income Portfolio – Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000® Small Cap Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Growth & Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class

Franklin Global Real Estate VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Growth VIP Fund - Class 2

LVIP JPMorgan Mid Cap Value Fund - Standard

LVIP JPMorgan Small Cap Core Fund - Standard

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

Product B

Calvert VP S&P MidCap 400 Index Portfolio - Class F

Columbia VP Small Cap Value Fund – Class 2

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Real Estate Portfolio - Service Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 2

T. Rowe Price Equity Income Portfolio

T. Rowe Price International Stock Portfolio

	For the year ended December 31, 2023	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023

Product B

Calvert VP NASDAQ-100 Index Portfolio

Columbia VP Select Mid Cap Value Fund – Class 1

Fidelity® VIP Index 500 Portfolio - Service Class 2

Franklin Small Cap Value VIP Fund - Class 2

T. Rowe Price Moderate Allocation Portfolio

	Available subaccount with no money invested at December 31, 2023	Available subaccount with no money invested at December 31, 2023	For the year ended December 31, 2022

EquiTrust Life Annuity Account
Statements of Assets and Liabilities
December 31, 2023

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
Product A
American Century VP Capital Appreciation Fund	$199,223	$199,223	$-	$199,223	$194,622	14,010.06	4,647.25	-
American Century VP Inflation Protection Bond Fund	42,262	42,262	-	42,262	45,259	4,500.73	3,153.51	-
American Century VP Mid Cap Value Fund	-	-	-	-	-	-	-	-
American Century VP Ultra® Fund	151,920	151,920	-	151,920	121,532	5,922.81	2,605.56	-
American Century VP Value Fund	167,052	167,052	-	167,052	145,785	13,704.02	6,830.62	-
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	32,255	32,255	-	32,255	26,787	731.91	926.12	-
BNY Mellon VIF Appreciation Portfolio - Initial Shares	602,410	602,410	-	602,410	623,384	17,201.89	13,863.89	-
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	295,839	295,839	-	295,839	275,847	9,153.45	6,152.01	-
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	634,544	631,910	2,634	634,544	683,609	15,133.41	19,810.54	82.58
Calvert VP NASDAQ-100 Index Portfolio	211,098	211,098	-	211,098	144,725	1,474.46	2,423.72	-
Calvert VP Russell 2000® Small Cap Index Portfolio	162,426	156,728	5,698	162,426	156,759	2,036.43	3,844.82	139.78
Calvert VP S&P MidCap 400 Index Portfolio	98,854	98,854	-	98,854	93,363	826.54	1,716.18	-
Federated Hermes Government Money Fund II - Service Shares	206,459	206,459	-	206,459	206,459	206,458.61	22,447.89	-
Federated Hermes Managed Volatility Fund II - Primary Shares	713,013	713,013	-	713,013	796,307	79,048.01	40,673.17	-
Federated Hermes Quality Bond Fund II - Primary Shares	995,655	995,655	-	995,655	1,062,819	98,190.85	86,683.85	-
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,453,353	1,453,353	-	1,453,353	1,139,336	29,885.93	23,355.78	-
Fidelity® VIP Growth & Income Portfolio - Initial Class	145,794	145,794	-	145,794	119,850	5,391.80	3,389.78	-
Fidelity® VIP Growth Portfolio - Initial Class	599,085	599,085	-	599,085	511,359	6,434.86	10,208.09	-
Fidelity® VIP High Income Portfolio - Service Class 2	365,700	365,700	-	365,700	412,627	83,493.15	14,152.53	-
Fidelity® VIP Index 500 Portfolio - Initial Class	355,937	349,958	5,979	355,937	199,974	770.78	7,012.19	119.80
Fidelity® VIP Mid Cap Portfolio - Service Class 2	551,217	541,706	9,511	551,217	534,886	15,889.79	9,098.01	159.75
Fidelity® VIP Overseas Portfolio - Initial Class	260,789	260,789	-	260,789	210,463	10,100.29	9,940.20	-
Franklin Global Real Estate VIP Fund - Class 2	137,144	137,144	-	137,144	149,307	10,927.83	7,477.66	-
Franklin Mutual Shares VIP Fund - Class 2	211,509	211,509	-	211,509	224,856	13,797.06	7,833.69	-
Franklin Small Cap Value VIP Fund - Class 2	292,433	292,433	-	292,433	294,377	22,037.12	5,718.14	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	424,055	424,055	-	424,055	479,343	31,835.93	10,744.21	-
Franklin U.S. Government Securities VIP Fund - Class 2	431,890	431,890	-	431,890	488,126	41,688.19	33,934.87	-
Templeton Growth VIP Fund - Class 2	91,233	91,233	-	91,233	85,865	7,609.12	4,291.50	-
LVIP JPMorgan Mid Cap Value Fund - Standard	408,144	408,144	-	408,144	413,478	40,120.34	7,166.20	-
LVIP JPMorgan Small Cap Core Fund - Standard	208,962	208,962	-	208,962	220,298	10,527.56	5,223.82	-
T. Rowe Price All-Cap Opportunities Portfolio	242,840	242,840	-	242,840	223,965	7,059.30	3,678.23	-
T. Rowe Price Equity Income Portfolio	828,516	824,087	4,429	828,516	812,898	29,845.69	19,089.81	102.60
T. Rowe Price Mid-Cap Growth Portfolio	283,572	274,821	8,751	283,572	272,415	9,741.40	3,083.94	98.20

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Annuity Account
Statements of Assets and Liabilities (continued)
December 31, 2023

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
T. Rowe Price Moderate Allocation Portfolio	$598,571	$593,088	$5,483	$598,571	$603,619	29,898.67	16,504.82	152.60
T. Rowe Price International Stock Portfolio	436,911	436,911	-	436,911	428,914	29,107.98	22,347.14	-
Product B
Calvert VP S&P MidCap 400 Index Portfolio - Class F	$67,963	$67,963	$-	$67,963	$60,672	569.54	4,177.94	-
Columbia VP Small Cap Value Fund - Class 2	40,350	40,350	-	40,350	36,961	3,149.87	780.28	-
Federated Hermes Quality Bond Fund II - Primary Shares	94,083	94,083	-	94,083	100,759	9,278.37	7,797.60	-
Fidelity® VIP Contrafund® Portfolio - Service Class 2	78,472	78,472	-	78,472	63,014	1,675.68	1,963.83	-
Fidelity® VIP Growth Portfolio - Service Class 2	74,925	74,925	-	74,925	66,083	833.24	2,368.47	-
Fidelity® VIP High Income Portfolio - Service Class 2	41,945	41,945	-	41,945	47,637	9,576.37	3,029.64	-
Fidelity® VIP Mid Cap Portfolio - Service Class 2	34,528	34,528	-	34,528	31,755	995.34	1,128.90	-
Fidelity® VIP Real Estate Portfolio - Service Class 2	30,643	30,643	-	30,643	30,632	1,815.32	1,360.28	-
Franklin Mutual Shares VIP Fund - Class 2	108,769	108,769	-	108,769	111,343	7,095.21	3,339.01	-
Franklin U.S. Government Securities VIP Fund - Class 2	93,320	93,320	-	93,320	105,875	9,007.67	8,383.03	-
Templeton Global Bond VIP Fund - Class 2	39,234	39,234	-	39,234	44,434	3,055.63	3,095.62	-
T. Rowe Price Equity Income Portfolio	4,318	4,318	-	4,318	4,064	155.56	143.33	-
T. Rowe Price International Stock Portfolio	103,751	103,751	-	103,751	103,984	6,912.14	5,219.00	-

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Annuity Account
Statements of Operations
Year Ended December 31, 2023

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
Product A
American Century VP Capital Appreciation Fund	$-	$(2,529)	$(2,529)	$(97)	$262	$165	$34,303	$31,939
American Century VP Inflation Protection Bond Fund	1,500	(567)	933	(86)	-	(86)	(31)	816
American Century VP Mid Cap Value Fund	15	(11)	4	25	195	220	(276)	(52)
American Century VP Ultra® Fund	-	(2,076)	(2,076)	20,594	9,108	29,702	23,998	51,624
American Century VP Value Fund	4,080	(2,407)	1,673	7,429	14,380	21,809	(11,462)	12,020
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	153	(405)	(252)	112	3,430	3,542	2,471	5,761
BNY Mellon VIF Appreciation Portfolio - Initial Shares	4,259	(8,463)	(4,204)	(29,457)	53,540	24,083	86,405	106,284
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	2,424	(5,593)	(3,169)	8,478	49,893	58,371	34,299	89,501
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	2,127	(9,118)	(6,991)	(10,327)	14,338	4,011	50,291	47,311
Calvert VP NASDAQ-100 Index Portfolio	611	(2,708)	(2,097)	36,074	-	36,074	47,012	80,989
Calvert VP Russell 2000® Small Cap Index Portfolio	1,294	(2,020)	(726)	(140)	82	(58)	22,027	21,243
Calvert VP S&P MidCap 400 Index Portfolio	1,130	(1,310)	(180)	544	3,814	4,358	8,602	12,780
Federated Hermes Government Money Fund II - Service Shares	9,636	(3,037)	6,599	-	-	-	-	6,599
Federated Hermes Managed Volatility Fund II - Primary Shares	13,056	(9,611)	3,445	(28,618)	-	(28,618)	73,174	48,001
Federated Hermes Quality Bond Fund II - Primary Shares	26,401	(13,950)	12,451	(25,820)	-	(25,820)	59,141	45,772
Fidelity® VIP Contrafund® Portfolio - Initial Class	6,561	(20,110)	(13,549)	106,198	49,496	155,694	255,252	397,397
Fidelity® VIP Growth & Income Portfolio - Initial Class	2,313	(3,620)	(1,307)	62,987	5,922	68,909	(28,562)	39,040
Fidelity® VIP Growth Portfolio - Initial Class	725	(7,895)	(7,170)	31,772	26,379	58,151	114,090	165,071
Fidelity® VIP High Income Portfolio - Service Class 2	20,277	(5,093)	15,184	(12,927)	-	(12,927)	28,366	30,623
Fidelity® VIP Index 500 Portfolio - Initial Class	4,789	(4,483)	306	9,693	2,971	12,664	58,032	71,002
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,039	(8,706)	(6,667)	304	15,613	15,917	65,577	74,827
Fidelity® VIP Overseas Portfolio - Initial Class	2,565	(3,455)	(890)	13,972	649	14,621	29,779	43,510
Franklin Global Real Estate VIP Fund - Class 2	3,686	(1,858)	1,828	(10,923)	-	(10,923)	23,661	14,566
Franklin Mutual Shares VIP Fund - Class 2	3,770	(2,787)	983	(4,840)	17,350	12,510	9,399	22,892
Franklin Small Cap Value VIP Fund - Class 2	1,491	(4,014)	(2,523)	(18,869)	16,165	(2,704)	36,324	31,097
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(5,263)	(5,263)	(9,585)	-	(9,585)	100,596	85,748
Franklin U.S. Government Securities VIP Fund - Class 2	12,236	(6,181)	6,055	(18,676)	-	(18,676)	25,234	12,613
Templeton Growth VIP Fund - Class 2	2,975	(1,296)	1,679	(6,539)	-	(6,539)	21,725	16,865
LVIP JPMorgan Mid Cap Value Fund - Standard	12,082	(5,273)	6,809	(1,105)	32,760	31,655	(2,936)	35,528
LVIP JPMorgan Small Cap Core Fund - Standard	2,877	(2,897)	(20)	(10,343)	1,835	(8,508)	31,646	23,118

See accompanying notes.

EquiTrust Life Annuity Account
Statements of Operations (continued)
Year Ended December 31, 2023

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
T. Rowe Price All-Cap Opportunities Portfolio	$558	$(3,008)	$(2,450)	$2,021	$16,044	$18,065	$36,523	$52,138
T. Rowe Price Equity Income Portfolio	16,639	(11,093)	5,546	15,531	34,285	49,816	4,844	60,206
T. Rowe Price Mid-Cap Growth Portfolio	-	(3,610)	(3,610)	(281)	16,978	16,697	32,244	45,331
T. Rowe Price Moderate Allocation Portfolio	13,021	(7,981)	5,040	(13,242)	1,619	(11,623)	80,637	74,054
T. Rowe Price International Stock Portfolio	4,157	(6,093)	(1,936)	(11,147)	-	(11,147)	74,335	61,252
Product B
Calvert VP S&P MidCap 400 Index Portfolio - Class F	$791	$(653)	$138	$(188)	$2,668	$2,480	$6,389	$9,007
Columbia VP Small Cap Value Fund - Class 2	155	(372)	(217)	(2,558)	2,633	75	7,104	6,962
Federated Hermes Quality Bond Fund II - Primary Shares	2,599	(936)	1,663	(1,847)	-	(1,847)	4,919	4,735
Fidelity® VIP Contrafund® Portfolio - Service Class 2	186	(750)	(564)	2,792	2,736	5,528	15,966	20,930
Fidelity® VIP Growth Portfolio - Service Class 2	3	(703)	(700)	2,995	3,307	6,302	15,355	20,957
Fidelity® VIP High Income Portfolio - Service Class 2	2,309	(412)	1,897	(1,114)	-	(1,114)	2,865	3,648
Fidelity® VIP Mid Cap Portfolio - Service Class 2	126	(330)	(204)	(349)	944	595	3,872	4,263
Fidelity® VIP Real Estate Portfolio - Service Class 2	665	(281)	384	(875)	1,210	335	2,033	2,752
Franklin Mutual Shares VIP Fund - Class 2	1,957	(1,056)	901	(6,404)	9,009	2,605	8,890	12,396
Franklin U.S. Government Securities VIP Fund - Class 2	2,461	(930)	1,531	(3,091)	-	(3,091)	4,734	3,174
Templeton Global Bond VIP Fund - Class 2	-	(387)	(387)	(2,342)	-	(2,342)	3,424	695
T. Rowe Price Equity Income Portfolio	84	(39)	45	(5)	176	171	122	338
T. Rowe Price International Stock Portfolio	985	(1,035)	(50)	(1,097)	-	(1,097)	16,556	15,409

See accompanying notes.

EquiTrust Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
Product A
American Century VP Capital Appreciation Fund	$168,790	$(2,529)	$165	$34,303	$31,939	$180	$(890)	$(101)	$(695)	$(1,506)	$30,433	$199,223
American Century VP Inflation Protection Bond Fund	38,843	933	(86)	(31)	816	-	(135)	(4)	2,742	2,603	3,419	42,262
American Century VP Mid Cap Value Fund	1,847	4	220	(276)	(52)	-	(1,792)	(3)	-	(1,795)	(1,847)	-
American Century VP Ultra® Fund	191,304	(2,076)	29,702	23,998	51,624	120	(4,596)	(105)	(86,427)	(91,008)	(39,384)	151,920
American Century VP Value Fund	185,032	1,673	21,809	(11,462)	12,020	230	(26,587)	(124)	(3,519)	(30,000)	(17,980)	167,052
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	26,810	(252)	3,542	2,471	5,761	-	(745)	(42)	471	(316)	5,445	32,255
BNY Mellon VIF Appreciation Portfolio - Initial Shares	638,214	(4,204)	24,083	86,405	106,284	9,181	(125,154)	(624)	(25,491)	(142,088)	(35,804)	602,410
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	470,598	(3,169)	58,371	34,299	89,501	1,360	(262,612)	(243)	(2,765)	(264,260)	(174,759)	295,839
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	690,370	(6,991)	4,011	50,291	47,311	4,565	(82,251)	(262)	(25,189)	(103,137)	(55,826)	634,544
Calvert VP NASDAQ-100 Index Portfolio	203,090	(2,097)	36,074	47,012	80,989	7	(7,096)	(117)	(65,775)	(72,981)	8,008	211,098
Calvert VP Russell 2000® Small Cap Index Portfolio	136,536	(726)	(58)	22,027	21,243	236	(733)	157	4,987	4,647	25,890	162,426
Calvert VP S&P MidCap 400 Index Portfolio	97,066	(180)	4,358	8,602	12,780	245	(10,301)	(82)	(854)	(10,992)	1,788	98,854
Federated Hermes Government Money Fund II - Service Shares	244,282	6,599	-	-	6,599	3,056	(30,259)	(227)	(16,992)	(44,422)	(37,823)	206,459
Federated Hermes Managed Volatility Fund II - Primary Shares	724,359	3,445	(28,618)	73,174	48,001	10,631	(53,564)	(432)	(15,982)	(59,347)	(11,346)	713,013
Federated Hermes Quality Bond Fund II - Primary Shares	1,049,220	12,451	(25,820)	59,141	45,772	8,449	(138,425)	(788)	31,427	(99,337)	(53,565)	995,655

See accompanying notes.

EquiTrust Life Annuity Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
Fidelity® VIP Contrafund® Portfolio - Initial Class	$1,382,442	$(13,549)	$155,694	$255,252	$397,397	$2,187	$(261,245)	$(499)	$(66,929)	$(326,486)	$70,911	$1,453,353
Fidelity® VIP Growth & Income Portfolio - Initial Class	340,487	(1,307)	68,909	(28,562)	39,040	120	(203,192)	(115)	(30,546)	(233,733)	(194,693)	145,794
Fidelity® VIP Growth Portfolio - Initial Class	537,857	(7,170)	58,151	114,090	165,071	16	(55,295)	(199)	(48,365)	(103,843)	61,228	599,085
Fidelity® VIP High Income Portfolio - Service Class 2	368,966	15,184	(12,927)	28,366	30,623	693	(56,816)	(310)	22,544	(33,889)	(3,266)	365,700
Fidelity® VIP Index 500 Portfolio - Initial Class	297,678	306	12,664	58,032	71,002	15	(13,447)	(72)	761	(12,743)	58,259	355,937
Fidelity® VIP Mid Cap Portfolio - Service Class 2	676,203	(6,667)	15,917	65,577	74,827	140	(206,153)	90	6,110	(199,813)	(124,986)	551,217
Fidelity® VIP Overseas Portfolio - Initial Class	251,517	(890)	14,621	29,779	43,510	180	(8,737)	(97)	(25,584)	(34,238)	9,272	260,789
Franklin Global Real Estate VIP Fund - Class 2	123,120	1,828	(10,923)	23,661	14,566	191	(23,215)	(98)	22,580	(542)	14,024	137,144
Franklin Mutual Shares VIP Fund - Class 2	198,209	983	12,510	9,399	22,892	263	(13,839)	(144)	4,128	(9,592)	13,300	211,509
Franklin Small Cap Value VIP Fund - Class 2	292,045	(2,523)	(2,704)	36,324	31,097	853	(23,817)	(238)	(7,507)	(30,709)	388	292,433
Franklin Small-Mid Cap Growth VIP Fund - Class 2	349,671	(5,263)	(9,585)	100,596	85,748	1,796	(9,218)	(151)	(3,791)	(11,364)	74,384	424,055
Franklin U.S. Government Securities VIP Fund - Class 2	451,124	6,055	(18,676)	25,234	12,613	1,628	(71,303)	(299)	38,127	(31,847)	(19,234)	431,890
Templeton Growth VIP Fund - Class 2	97,892	1,679	(6,539)	21,725	16,865	-	(7,447)	(37)	(16,040)	(23,524)	(6,659)	91,233
LVIP JPMorgan Mid Cap Value Fund - Standard	375,134	6,809	31,655	(2,936)	35,528	230	(19,264)	(280)	16,796	(2,518)	33,010	408,144
LVIP JPMorgan Small Cap Core Fund - Standard	204,320	(20)	(8,508)	31,646	23,118	350	(20,205)	(87)	1,466	(18,476)	4,642	208,962
T. Rowe Price All-Cap Opportunities Portfolio	193,044	(2,450)	18,065	36,523	52,138	652	(4,045)	(162)	1,213	(2,342)	49,796	242,840

See accompanying notes.

EquiTrust Life Annuity Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
T. Rowe Price Equity Income Portfolio	$839,522	$5,546	$49,816	$4,844	$60,206	$4,446	$(65,595)	$(241)	$(9,822)	$(71,212)	$(11,006)	$828,516
T. Rowe Price Mid-Cap Growth Portfolio	258,724	(3,610)	16,697	32,244	45,331	10,412	(32,738)	121	1,722	(20,483)	24,848	283,572
T. Rowe Price Moderate Allocation Portfolio	608,599	5,040	(11,623)	80,637	74,054	3,094	(82,837)	(284)	(4,055)	(84,082)	(10,028)	598,571
T. Rowe Price International Stock Portfolio	456,062	(1,936)	(11,147)	74,335	61,252	403	(46,264)	(272)	(34,270)	(80,403)	(19,151)	436,911
Product B
Calvert VP S&P MidCap 400 Index Portfolio - Class F	$68,639	$138	$2,480	$6,389	$9,007	$993	$(10,888)	$(469)	$681	$(9,683)	$(676)	$67,963
Columbia VP Small Cap Value Fund - Class 2	38,708	(217)	75	7,104	6,962	521	(6,026)	(268)	453	(5,320)	1,642	40,350
Federated Hermes Quality Bond Fund II - Primary Shares	100,446	1,663	(1,847)	4,919	4,735	2,233	(14,721)	(610)	2,000	(11,098)	(6,363)	94,083
Fidelity® VIP Contrafund® Portfolio - Service Class 2	73,963	(564)	5,528	15,966	20,930	1,134	(12,356)	(536)	(4,663)	(16,421)	4,509	78,472
Fidelity® VIP Growth Portfolio - Service Class 2	68,614	(700)	6,302	15,355	20,957	1,084	(11,161)	(496)	(4,073)	(14,646)	6,311	74,925
Fidelity® VIP High Income Portfolio - Service Class 2	43,786	1,897	(1,114)	2,865	3,648	796	(7,203)	(284)	1,202	(5,489)	(1,841)	41,945
Fidelity® VIP Mid Cap Portfolio - Service Class 2	34,446	(204)	595	3,872	4,263	563	(4,877)	(225)	358	(4,181)	82	34,528
Fidelity® VIP Real Estate Portfolio - Service Class 2	28,209	384	335	2,033	2,752	472	(3,904)	(200)	3,314	(318)	2,434	30,643
Franklin Mutual Shares VIP Fund - Class 2	112,206	901	2,605	8,890	12,396	1,655	(17,872)	(767)	1,151	(15,833)	(3,437)	108,769
Franklin U.S. Government Securities VIP Fund - Class 2	99,670	1,531	(3,091)	4,734	3,174	2,233	(14,625)	(606)	3,474	(9,524)	(6,350)	93,320
Templeton Global Bond VIP Fund - Class 2	43,517	(387)	(2,342)	3,424	695	796	(7,245)	(272)	1,743	(4,978)	(4,283)	39,234

See accompanying notes.

EquiTrust Life Annuity Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
T. Rowe Price Equity Income Portfolio	$3,842	$45	$171	$122	$338	$-	$-	$(18)	$156	$138	$476	$4,318
T. Rowe Price International Stock Portfolio	111,197	(50)	(1,097)	16,556	15,409	1,606	(17,930)	(734)	(5,797)	(22,855)	(7,446)	103,751

See accompanying notes.

EquiTrust Life Annuity Account
Statements of Changes in Net Assets
For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net decrease in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
Product A
American Century VP Capital Appreciation Fund	$239,762	$(2,518)	$22,377	$(89,777)	$(69,918)	$5,179	$(11,131)	$(97)	$4,995	$(1,054)	$(70,972)	$168,790
American Century VP Inflation Protection Bond Fund	45,212	1,575	206	(8,145)	(6,364)	-	-	(5)	-	(5)	(6,369)	38,843
American Century VP Mid Cap Value Fund	1,984	16	284	(346)	(46)	-	(89)	(2)	-	(91)	(137)	1,847
American Century VP Ultra® Fund	336,052	(3,272)	45,619	(144,651)	(102,304)	363	(7,825)	(105)	(34,877)	(42,444)	(144,748)	191,304
American Century VP Value Fund	237,038	1,389	37,887	(42,181)	(2,905)	909	(27,002)	(148)	(22,860)	(49,101)	(52,006)	185,032
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	49,134	(362)	5,220	(15,439)	(10,581)	2,250	(13,622)	(56)	(315)	(11,743)	(22,324)	26,810
BNY Mellon VIF Appreciation Portfolio - Initial Shares	1,071,040	(5,873)	212,410	(410,332)	(203,795)	13,111	(166,282)	(700)	(75,160)	(229,031)	(432,826)	638,214
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	598,782	(3,004)	112,421	(202,232)	(92,815)	550	(32,287)	(251)	(3,381)	(35,369)	(128,184)	470,598
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	892,443	(10,555)	146,065	(294,751)	(159,241)	20,807	(35,629)	(300)	(27,710)	(42,832)	(202,073)	690,370
Calvert VP NASDAQ-100 Index Portfolio	476,918	(3,319)	113,296	(235,254)	(125,277)	7,500	(120,978)	(71)	(35,002)	(148,551)	(273,828)	203,090
Calvert VP Russell 2000® Small Cap Index Portfolio	189,384	(842)	18,860	(56,689)	(38,671)	1,090	(22,910)	150	7,493	(14,177)	(52,848)	136,536
Calvert VP S&P MidCap 400 Index Portfolio	116,451	(454)	11,858	(28,091)	(16,687)	493	(2,249)	(115)	(827)	(2,698)	(19,385)	97,066
Federated Hermes Government Money Fund II - Service Shares	283,866	(740)	-	-	(740)	2,547	(32,209)	(227)	(8,955)	(38,844)	(39,584)	244,282
Federated Hermes Managed Volatility Fund II - Primary Shares	930,186	3,682	164,283	(301,699)	(133,734)	13,768	(80,667)	(485)	(4,709)	(72,093)	(205,827)	724,359
Federated Hermes Quality Bond Fund II - Primary Shares	1,265,268	13,894	(1,399)	(146,828)	(134,333)	19,247	(106,551)	(832)	6,421	(81,715)	(216,048)	1,049,220

See accompanying notes.

EquiTrust Life Annuity Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net decrease in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
Fidelity® VIP Contrafund® Portfolio - Initial Class	$2,163,655	$(14,811)	$131,969	$(688,899)	$(571,741)	$14,683	$(131,046)	$(560)	$(92,549)	$(209,472)	$(781,213)	$1,382,442
Fidelity® VIP Growth & Income Portfolio - Initial Class	425,641	843	24,038	(46,663)	(21,782)	840	(51,438)	(137)	(12,637)	(63,372)	(85,154)	340,487
Fidelity® VIP Growth Portfolio - Initial Class	740,457	(4,567)	58,225	(238,498)	(184,840)	5,015	(9,920)	(170)	(12,685)	(17,760)	(202,600)	537,857
Fidelity® VIP High Income Portfolio - Service Class 2	494,621	14,120	(19,067)	(57,627)	(62,574)	4,767	(59,234)	(336)	(8,278)	(63,081)	(125,655)	368,966
Fidelity® VIP Index 500 Portfolio - Initial Class	455,606	(237)	42,850	(131,361)	(88,748)	5,402	(37,541)	(95)	(36,946)	(69,180)	(157,928)	297,678
Fidelity® VIP Mid Cap Portfolio - Service Class 2	974,784	(8,332)	74,056	(212,009)	(146,285)	13,124	(145,334)	62	(20,148)	(152,296)	(298,581)	676,203
Fidelity® VIP Overseas Portfolio - Initial Class	362,342	(817)	17,779	(103,866)	(86,904)	7,928	(30,485)	(95)	(1,269)	(23,921)	(110,825)	251,517
Franklin Global Real Estate VIP Fund - Class 2	180,940	1,360	12,224	(59,733)	(46,149)	2,632	(12,124)	(112)	(2,067)	(11,671)	(57,820)	123,120
Franklin Mutual Shares VIP Fund - Class 2	287,202	991	15,155	(40,393)	(24,247)	942	(50,393)	(167)	(15,128)	(64,746)	(88,993)	198,209
Franklin Small Cap Value VIP Fund - Class 2	375,025	(1,255)	53,686	(92,325)	(39,894)	2,095	(34,343)	(236)	(10,602)	(43,086)	(82,980)	292,045
Franklin Small-Mid Cap Growth VIP Fund - Class 2	544,141	(5,529)	95,508	(276,954)	(186,975)	5,101	(41,633)	(179)	29,216	(7,495)	(194,470)	349,671
Franklin U.S. Government Securities VIP Fund - Class 2	567,344	5,180	(15,253)	(50,783)	(60,856)	8,052	(59,904)	(338)	(3,174)	(55,364)	(116,220)	451,124
Templeton Growth VIP Fund - Class 2	124,402	(1,343)	(1,333)	(13,942)	(16,618)	72	(13,482)	(41)	3,559	(9,892)	(26,510)	97,892
LVIP JPMorgan Mid Cap Value Fund - Standard	533,878	(1,964)	72,238	(114,243)	(43,969)	2,101	(97,384)	(305)	(19,187)	(114,775)	(158,744)	375,134
LVIP JPMorgan Small Cap Core Fund - Standard	276,895	(2,109)	44,709	(97,363)	(54,763)	469	(19,914)	(57)	1,690	(17,812)	(72,575)	204,320
T. Rowe Price All-Cap Opportunities Portfolio	270,921	(3,015)	16,200	(73,200)	(60,015)	650	(18,481)	(187)	156	(17,862)	(77,877)	193,044

See accompanying notes.

EquiTrust Life Annuity Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net decrease in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
T. Rowe Price Equity Income Portfolio	$946,166	$4,076	$72,801	$(119,125)	$(42,248)	$3,558	$(46,081)	$(259)	$(21,614)	$(64,396)	$(106,644)	$839,522
T. Rowe Price Mid-Cap Growth Portfolio	442,501	(4,114)	18,588	(110,316)	(95,842)	4,365	(94,435)	30	2,105	(87,935)	(183,777)	258,724
T. Rowe Price Moderate Allocation Portfolio	881,048	997	(3,227)	(170,604)	(172,834)	13,844	(69,006)	(353)	(44,100)	(99,615)	(272,449)	608,599
T. Rowe Price International Stock Portfolio	567,617	(3,166)	3,277	(98,026)	(97,915)	5,799	(45,616)	(265)	26,442	(13,640)	(111,555)	456,062
Product B
Calvert VP NASDAQ-100 Index Portfolio	$11,843	$(6)	$6,317	$(7,122)	$(811)	$-	$(11,324)	$-	$292	$(11,032)	$(11,843)	$-
Calvert VP S&P MidCap 400 Index Portfolio - Class F	93,329	(71)	9,173	(22,141)	(13,039)	382	(7,150)	(514)	(4,369)	(11,651)	(24,690)	68,639
Columbia VP Select Mid Cap Value Fund - Class 1	5,897	(4)	2,841	(2,947)	(110)	-	(5,896)	-	109	(5,787)	(5,897)	-
Columbia VP Small Cap Value Fund - Class 2	50,034	(218)	15,356	(19,929)	(4,791)	200	(3,810)	(288)	(2,637)	(6,535)	(11,326)	38,708
Federated Hermes Quality Bond Fund II - Primary Shares	139,840	2,149	(1,403)	(14,363)	(13,617)	876	(8,769)	(724)	(17,160)	(25,777)	(39,394)	100,446
Fidelity® VIP Contrafund® Portfolio - Service Class 2	122,374	(630)	10,395	(40,256)	(30,491)	437	(15,659)	(576)	(2,122)	(17,920)	(48,411)	73,963
Fidelity® VIP Growth Portfolio - Service Class 2	105,010	(493)	9,458	(34,303)	(25,338)	419	(7,583)	(534)	(3,360)	(11,058)	(36,396)	68,614
Fidelity® VIP High Income Portfolio - Service Class 2	61,576	1,871	(2,199)	(6,943)	(7,271)	310	(4,096)	(335)	(6,398)	(10,519)	(17,790)	43,786
Fidelity® VIP Index 500 Portfolio - Service Class 2	7,776	(6)	3,807	(4,108)	(307)	-	(7,610)	-	141	(7,469)	(7,776)	-
Fidelity® VIP Mid Cap Portfolio - Service Class 2	54,308	(283)	2,601	(10,097)	(7,779)	219	(9,266)	(248)	(2,788)	(12,083)	(19,862)	34,446
Fidelity® VIP Real Estate Portfolio - Service Class 2	52,343	17	1,908	(14,166)	(12,241)	182	(7,722)	(226)	(4,127)	(11,893)	(24,134)	28,209

See accompanying notes.

EquiTrust Life Annuity Account
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net decrease in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net decrease in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
Franklin Mutual Shares VIP Fund - Class 2	$153,897	$932	$11,517	$(23,831)	$(11,382)	$637	$(16,460)	$(848)	$(13,638)	$(30,309)	$(41,691)	$112,206
Franklin Small Cap Value VIP Fund - Class 2	5,821	(1)	287	(312)	(26)	-	(5,925)	-	130	(5,795)	(5,821)	-
Franklin U.S. Government Securities VIP Fund - Class 2	139,599	1,404	(5,059)	(10,237)	(13,892)	876	(8,715)	(727)	(17,471)	(26,037)	(39,929)	99,670
Templeton Global Bond VIP Fund - Class 2	57,391	(473)	(4,291)	1,696	(3,068)	310	(4,111)	(327)	(6,678)	(10,806)	(13,874)	43,517
T. Rowe Price Equity Income Portfolio	10,025	31	523	(583)	(29)	-	(5,780)	(18)	(356)	(6,154)	(6,183)	3,842
T. Rowe Price Moderate Allocation Portfolio	5,234	(3)	464	(639)	(178)	-	(5,128)	-	72	(5,056)	(5,234)	-
T. Rowe Price International Stock Portfolio	140,030	(263)	139	(22,668)	(22,792)	619	(11,419)	(798)	5,557	(6,041)	(28,833)	111,197

See accompanying notes.

EquiTrust Life Annuity Account

Notes to Financial Statements

December 31, 2023

1. Organization and Significant Accounting Policies

Organization

EquiTrust Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company). The Account is a funding vehicle for individual flexible premium deferred variable annuity contracts (Product A) and variable annuity contracts (Product B) issued by the Company. The Company discontinued sales of all new variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

The assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following fifty investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund	Product
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund	A
American Century VP Inflation Protection Bond Fund	A
American Century VP Mid Cap Value Fund	A
American Century VP Ultra® Fund	A
American Century VP Value Fund	A
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares	A
BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Portfolio - Initial Shares	A
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	A
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	A
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio - Class F (1)	B
Calvert VP NASDAQ-100 Index Portfolio (2)	A & B
Calvert VP Russell 2000® Small Cap Index Portfolio	A
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F (1)	B
Calvert VP S&P MidCap 400 Index Portfolio	A
Calvert VP S&P MidCap 400 Index Portfolio - Class F	B
Columbia Variable Products, Inc.
Columbia VP Overseas Core Fund - Class 1 (1)	B
Columbia VP Select Mid Cap Value Fund - Class 1 (2)	B
Columbia VP Small Cap Value Fund - Class 2	B
Columbia VP Small Company Growth Fund - Class 2 (1)	B

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

Subaccount / Fund	Product
Deutsche DWS Variable Series I
DWS Global Small Cap VIP - Class A (1)	B
Deutsche DWS Variable Series II
DWS International Growth VIP - Class A (1)	B
Federated Hermes Insurance Series
Federated Hermes Government Money Fund II - Service Shares (1)	A & B
Federated Hermes Managed Volatility Fund II - Primary Shares (1)	A & B
Federated Hermes Quality Bond Fund II - Primary Shares	A & B
Fidelity® Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Initial Class	A
Fidelity® VIP Contrafund® Portfolio - Service Class 2	B
Fidelity® VIP Growth & Income Portfolio - Initial Class	A
Fidelity® VIP Growth Portfolio - Initial Class	A
Fidelity® VIP Growth Portfolio - Service Class 2	B
Fidelity® VIP High Income Portfolio - Service Class 2	A & B
Fidelity® VIP Index 500 Portfolio - Initial Class	A
Fidelity® VIP Index 500 Portfolio - Service Class 2 (2)	B
Fidelity® VIP Mid Cap Portfolio - Service Class 2	A & B
Fidelity® VIP Overseas Portfolio - Initial Class	A
Fidelity® VIP Real Estate Portfolio - Service Class 2	B
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund - Class 2	A
Franklin Mutual Shares VIP Fund - Class 2	A & B
Franklin Small Cap Value VIP Fund - Class 2 (2)	A & B
Franklin Small-Mid Cap Growth VIP Fund - Class 2	A
Franklin U.S. Government Securities VIP Fund - Class 2	A & B
Templeton Global Bond VIP Fund - Class 2	B
Templeton Growth VIP Fund - Class 2	A
Lincoln Variable Insurance Products Trust (3)
LVIP JPMorgan Mid Cap Value Fund – Standard (3)	A
LVIP JPMorgan Small Cap Core Fund – Standard (3)	A
LVIP JPMorgan Small Cap Core Fund – Service (1) (3)	B
T. Rowe Price Equity Series, Inc.
T. Rowe Price All-Cap Opportunities Portfolio (1)	A & B
T. Rowe Price Equity Income Portfolio	A & B
T. Rowe Price Mid-Cap Growth Portfolio	A
T. Rowe Price Moderate Allocation Portfolio (2)	A & B
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	A & B

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

(1)	Product B subaccount was inactive during 2023 and 2022; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.
(2)	Product B subaccount was inactive during 2023; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets for the year ended December 31, 2023 have not been presented herein.
(3)	On April 28, 2023, J.P. Morgan Insurance Trust funds were reorganized into newly formed funds of Lincoln Variable Insurance Products Trust. On that date, assets of each fund were transferred as noted below. In addition, subaccounts that had invested in the J.P. Morgan Insurance Trust funds transferred their investment into the respective newly formed fund as noted below.

Newly formed fund/portfolio	Former fund/portfolio
LVIP JPMorgan Mid Cap Value Fund – Standard	J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1
LVIP JPMorgan Small Cap Core Fund – Standard	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1
LVIP JPMorgan Small Cap Core Fund – Service	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2023, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% on Product A, and 1.00% on Product B of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an administrative charge of $45 annually on Product A or $4 monthly on Product B to reimburse it for administrative expenses related to the contract. Product B is also assessed an asset-based administrative charge of 0.02% monthly of the variable accumulated value. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: A transfer charge of $25 for Product A or $ 10 for Product B may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2023:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Product A:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$418	$4,191
American Century VP Inflation Protection Bond Fund	4,238	702
American Century VP Mid Cap Value Fund	209	1,805
American Century VP Ultra® Fund	9,169	93,145
American Century VP Value Fund	25,291	39,238

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	4,465	1,603

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	70,549	163,301
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	53,636	271,172
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	45,545	141,335

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	5,589	80,667
Calvert VP Russell 2000® Small Cap Index Portfolio	7,450	3,447
Calvert VP S&P MidCap 400 Index Portfolio	5,145	12,503

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	13,659	51,482
Federated Hermes Managed Volatility Fund II - Primary Shares	32,036	87,938
Federated Hermes Quality Bond Fund II - Primary Shares	83,537	170,423

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	71,626	362,165
Fidelity® VIP Growth & Income Portfolio - Initial Class	10,589	239,707
Fidelity® VIP Growth Portfolio - Initial Class	40,668	125,302
Fidelity® VIP High Income Portfolio - Service Class 2	44,633	63,338
Fidelity® VIP Index 500 Portfolio - Initial Class	10,432	19,898
Fidelity® VIP Mid Cap Portfolio - Service Class 2	31,792	222,659
Fidelity® VIP Overseas Portfolio - Initial Class	4,083	38,562

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	45,645	44,359
Franklin Mutual Shares VIP Fund - Class 2	26,679	17,938
Franklin Small Cap Value VIP Fund - Class 2	30,239	47,306
Franklin Small-Mid Cap Growth VIP Fund - Class 2	6,333	22,960
Franklin U.S. Government Securities VIP Fund - Class 2	55,851	81,643
Templeton Growth VIP Fund - Class 2	8,442	30,287

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Lincoln Variable Insurance Products Trust:
LVIP JPMorgan Mid Cap Value Fund - Standard	$63,391	$26,340
LVIP JPMorgan Small Cap Core Fund - Standard	15,472	32,133

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	19,052	7,800
T. Rowe Price Equity Income Portfolio	68,240	99,621
T. Rowe Price Mid-Cap Growth Portfolio	30,282	37,397
T. Rowe Price Moderate Allocation Portfolio	20,981	98,404

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	10,169	92,508

Product B:
Calvert Variable Products, Inc.:
Calvert VP S&P MidCap 400 Index Portfolio - Class F	$6,487	$13,364

Columbia Variable Products, Inc.:
Columbia VP Small Cap Value Fund - Class 2	5,296	8,200

Federated Hermes Insurance Series:
Federated Hermes Quality Bond Fund II - Primary Shares	7,332	16,767

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	4,787	19,036
Fidelity® VIP Growth Portfolio - Service Class 2	5,211	17,250
Fidelity® VIP High Income Portfolio - Service Class 2	4,397	7,989
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,413	5,854
Fidelity® VIP Real Estate Portfolio - Service Class 2	5,840	4,564

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	15,861	21,784
Franklin U.S. Government Securities VIP Fund - Class 2	8,152	16,145
Templeton Global Bond VIP Fund - Class 2	2,482	7,847

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	416	57

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	4,844	27,749

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2023 and 2022:

	Period Ended December 31,
	2023			2022
			Net
			Increase			Net
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	Decrease

Product A:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	6	46	(40)	262	295	(33)
American Century VP Inflation Protection Bond Fund	204	11	193	-	1	(1)
American Century VP Mid Cap Value Fund	-	61	(61)	-	3	(3)
American Century VP Ultra® Fund	3	2,041	(2,038)	24	820	(796)
American Century VP Value Fund	307	1,617	(1,310)	37	2,237	(2,200)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	28	40	(12)	79	445	(366)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	328	3,987	(3,659)	492	6,732	(6,240)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	29	6,104	(6,075)	20	863	(843)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	949	4,383	(3,434)	843	2,312	(1,469)

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	62	1,189	(1,127)	129	2,117	(1,988)
Calvert VP Russell 2000® Small Cap Index Portfolio	175	42	133	231	567	(336)
Calvert VP S&P MidCap 400 Index Portfolio	4	218	(214)	10	59	(49)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	467	5,398	(4,931)	428	4,789	(4,361)
Federated Hermes Managed Volatility Fund II - Primary Shares	1,213	4,830	(3,617)	1,116	5,201	(4,085)
Federated Hermes Quality Bond Fund II - Primary Shares	5,241	14,175	(8,934)	2,699	10,250	(7,551)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	297	6,181	(5,884)	292	4,309	(4,017)
Fidelity® VIP Growth & Income Portfolio - Initial Class	64	5,943	(5,879)	20	1,613	(1,593)
Fidelity® VIP Growth Portfolio - Initial Class	235	2,341	(2,106)	153	469	(316)
Fidelity® VIP High Income Portfolio - Service Class 2	1,024	2,395	(1,371)	211	2,815	(2,604)
Fidelity® VIP Index 500 Portfolio - Initial Class	68	360	(292)	107	1,848	(1,741)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	263	3,864	(3,601)	260	2,946	(2,686)
Fidelity® VIP Overseas Portfolio - Initial Class	40	1,494	(1,454)	585	1,415	(830)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2023			2022
			Net
			Increase			Net
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	Decrease

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	2,448	2,347	101	228	757	(529)
Franklin Mutual Shares VIP Fund - Class 2	235	616	(381)	36	2,688	(2,652)
Franklin Small Cap Value VIP Fund - Class 2	258	890	(632)	84	966	(882)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	197	527	(330)	982	1,177	(195)
Franklin U.S. Government Securities VIP Fund - Class 2	3,539	6,123	(2,584)	848	5,206	(4,358)
Templeton Growth VIP Fund - Class 2	262	1,465	(1,203)	189	789	(600)

Lincoln Variable Insurance Products Trust:
LVIP JPMorgan Mid Cap Value Fund - Standard	367	406	(39)	19	2,101	(2,082)
LVIP JPMorgan Small Cap Core Fund - Standard	276	749	(473)	58	502	(444)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	43	84	(41)	18	339	(321)
T. Rowe Price Equity Income Portfolio	445	2,262	(1,817)	161	1,724	(1,563)
T. Rowe Price Mid-Cap Growth Portfolio	167	420	(253)	144	1,194	(1,050)
T. Rowe Price Moderate Allocation Portfolio	212	2,822	(2,610)	600	3,803	(3,203)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	342	4,736	(4,394)	2,586	3,478	(892)

Product B:
Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	-	-	-	-	134	(134)
Calvert VP S&P MidCap 400 Index Portfolio - Class F	213	877	(664)	101	897	(796)

Columbia Variable Products, Inc.:
Columbia VP Select Mid Cap Value Fund - Class 1	-	-	-	-	184	(184)
Columbia VP Small Cap Value Fund - Class 2	59	181	(122)	18	167	(149)

Federated Hermes Insurance Series:
Federated Hermes Quality Bond Fund II - Primary Shares	414	1,365	(951)	143	2,335	(2,192)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	60	536	(476)	113	611	(498)
Fidelity® VIP Growth Portfolio - Service Class 2	79	629	(550)	122	536	(414)
Fidelity® VIP High Income Portfolio - Service Class 2	164	586	(422)	55	848	(793)
Fidelity® VIP Index 500 Portfolio - Service Class 2	-	-	-	-	111	(111)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	50	201	(151)	28	447	(419)
Fidelity® VIP Real Estate Portfolio - Service Class 2	192	207	(15)	86	537	(451)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2023			2022
			Net
			Increase			Net
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	Decrease

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	171	702	(531)	56	1,051	(995)
Franklin Small Cap Value VIP Fund - Class 2	-	-	-	-	182	(182)
Franklin U.S. Government Securities VIP Fund - Class 2	530	1,408	(878)	144	2,473	(2,329)
Templeton Global Bond VIP Fund - Class 2	207	609	(402)	58	901	(843)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	6	1	5	-	207	(207)
T. Rowe Price Moderate Allocation Portfolio	-	-	-	-	149	(149)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	212	1,431	(1,219)	823	1,142	(319)

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2023, 2022, 2021, 2020 and 2019, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Product A:
American Century VP Capital Appreciation Fund:
2023	4,647	$42.87	$199,223	-%	1.40%	19.02%
2022	4,687	36.02	168,790	-	1.40	(29.09)
2021	4,720	50.80	239,762	-	1.40	9.62
2020	4,830	46.34	223,849	-	1.40	40.47
2019	5,482	32.99	180,832	-	1.40	33.73
American Century VP Inflation Protection Bond Fund:
2023	3,154	13.40	42,262	3.67	1.40	2.13
2022	2,961	13.12	38,843	5.19	1.40	(14.08)
2021	2,962	15.27	45,212	3.38	1.40	5.17
2020	2,974	14.52	43,185	1.61	1.40	8.28
2019	2,975	13.41	39,886	2.56	1.40	7.71
American Century VP Mid Cap Value Fund:
2023	-	-	-	0.82	1.40	(2.86)
2022	61	30.41	1,847	2.26	1.40	(2.50)
2021	64	31.19	1,984	0.85	1.40	21.50
2020	314	25.67	8,055	1.89	1.40	(0.19)
2019	291	25.72	7,485	2.05	1.40	27.39
American Century VP Ultra® Fund:
2023	2,606	58.31	151,920	-	1.40	41.53
2022	4,644	41.20	191,304	-	1.40	(33.30)
2021	5,440	61.77	336,052	-	1.40	21.45
2020	6,265	50.86	318,635	-	1.40	47.81
2019	7,603	34.41	261,634	-	1.40	32.70
American Century VP Value Fund:
2023	6,831	24.46	167,052	2.35	1.40	7.61
2022	8,141	22.73	185,032	2.05	1.40	(0.83)
2021	10,341	22.92	237,038	1.71	1.40	22.76
2020	13,824	18.67	258,062	2.41	1.40	(0.43)
2019	12,550	18.75	235,274	2.12	1.40	25.33
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2023	926	34.83	32,255	0.52	1.40	21.83
2022	938	28.59	26,810	0.34	1.40	(24.12)
2021	1,304	37.68	49,134	0.60	1.40	24.93
2020	1,349	30.16	40,704	0.86	1.40	22.11
2019	1,575	24.70	38,893	1.26	1.40	32.23

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2023	13,864	$43.45	$602,410	0.70%	1.40%	19.30%
2022	17,523	36.42	638,214	0.64	1.40	(19.19)
2021	23,763	45.07	1,071,040	0.44	1.40	25.37
2020	25,346	35.95	911,184	0.79	1.40	21.99
2019	27,860	29.47	821,095	1.19	1.40	34.20
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2023	6,152	48.09	295,839	0.60	1.40	24.94
2022	12,227	38.49	470,598	0.79	1.40	(16.00)
2021	13,070	45.82	598,782	0.47	1.40	23.90
2020	13,414	36.98	496,040	0.77	1.40	22.90
2019	15,896	30.09	478,259	1.05	1.40	27.34
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2023	19,893	31.90	634,544	0.32	1.40	7.77
2022	23,327	29.60	690,370	-	1.40	(17.75)
2021	24,796	35.99	892,443	0.11	1.40	14.87
2020	25,706	31.33	805,557	0.69	1.40	18.23
2019	31,400	26.50	832,234	-	1.40	20.07
Calvert VP NASDAQ-100 Index Portfolio:
2023	2,424	87.10	211,098	0.31	1.40	52.27
2022	3,551	57.20	203,090	0.17	1.40	(33.57)
2021	5,539	86.10	476,918	0.28	1.40	25.11
2020	5,974	68.82	411,132	0.44	1.40	46.18
2019	7,026	47.08	330,741	0.52	1.40	36.86
Calvert VP Russell 2000® Small Cap Index Portfolio:
2023	3,985	40.76	162,426	0.89	1.40	14.98
2022	3,852	35.45	136,536	0.82	1.40	(21.61)
2021	4,188	45.22	189,384	0.74	1.40	12.94
2020	4,752	40.04	190,277	1.09	1.40	18.01
2019	5,068	33.93	171,970	0.94	1.40	23.34
Calvert VP S&P MidCap 400 Index Portfolio:
2023	1,716	57.60	98,854	1.20	1.40	14.51
2022	1,930	50.30	97,066	0.94	1.40	(14.53)
2021	1,979	58.85	116,451	0.93	1.40	22.71
2020	2,264	47.96	108,564	1.01	1.40	11.77
2019	3,214	42.91	137,944	1.14	1.40	24.09
Federated Hermes Government Money Fund II - Service Shares:
2023	22,448	9.20	206,459	4.41	1.40	3.14
2022	27,379	8.92	244,282	1.10	1.40	(0.22)
2021	31,740	8.94	283,866	-	1.40	(1.43)
2020	29,563	9.07	268,091	0.10	1.40	(1.20)
2019	11,709	9.18	107,453	1.63	1.40	0.22

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Federated Hermes Managed Volatility Fund II - Primary Shares:
2023	40,673	$17.53	$713,013	1.88%	1.40%	7.15%
2022	44,290	16.36	724,359	1.86	1.40	(14.92)
2021	48,375	19.23	930,186	1.77	1.40	16.90
2020	48,747	16.45	802,002	2.73	1.40	(0.48)
2019	54,525	16.53	901,253	2.19	1.40	18.58
Federated Hermes Quality Bond Fund II - Primary Shares:
2023	86,684	11.49	995,655	2.62	1.40	4.74
2022	95,618	10.97	1,049,220	2.59	1.40	(10.52)
2021	103,169	12.26	1,265,268	2.38	1.40	(2.78)
2020	94,992	12.61	1,198,011	2.87	1.40	6.59
2019	106,973	11.83	1,265,322	2.96	1.40	7.94
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2023	23,356	62.23	1,453,353	0.45	1.40	31.62
2022	29,240	47.28	1,382,442	0.48	1.40	(27.33)
2021	33,257	65.06	2,163,655	0.06	1.40	26.09
2020	35,155	51.60	1,814,179	0.25	1.40	28.74
2019	37,088	40.08	1,486,426	0.46	1.40	29.79
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2023	3,390	43.01	145,794	0.89	1.40	17.10
2022	9,269	36.73	340,487	1.63	1.40	(6.28)
2021	10,862	39.19	425,641	2.42	1.40	24.22
2020	11,534	31.55	363,867	2.10	1.40	6.37
2019	14,134	29.66	419,258	3.42	1.40	28.23
Fidelity® VIP Growth Portfolio - Initial Class:
2023	10,208	58.69	599,085	0.13	1.40	34.36
2022	12,314	43.68	537,857	0.62	1.40	(25.50)
2021	12,630	58.63	740,457	-	1.40	21.54
2020	14,678	48.24	708,153	0.08	1.40	41.88
2019	17,963	34.00	610,720	0.26	1.40	32.45
Fidelity® VIP High Income Portfolio - Service Class 2:
2023	14,153	25.84	365,700	5.52	1.40	8.71
2022	15,524	23.77	368,966	4.71	1.40	(12.87)
2021	18,128	27.28	494,621	5.20	1.40	2.83
2020	17,491	26.53	464,006	5.01	1.40	1.03
2019	18,592	26.26	488,316	5.00	1.40	13.19
Fidelity® VIP Index 500 Portfolio - Initial Class:
2023	7,132	49.91	355,937	1.48	1.40	24.46
2022	7,424	40.10	297,678	1.32	1.40	(19.33)
2021	9,165	49.71	455,606	1.24	1.40	26.81
2020	9,970	39.20	390,881	1.78	1.40	16.60
2019	9,699	33.62	326,114	1.93	1.40	29.51

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2023	9,258	$59.54	$551,217	0.33%	1.40%	13.22%
2022	12,859	52.59	676,203	0.26	1.40	(16.14)
2021	15,545	62.71	974,784	0.35	1.40	23.59
2020	17,612	50.74	893,708	0.39	1.40	16.22
2019	20,341	43.66	888,010	0.64	1.40	21.48
Fidelity® VIP Overseas Portfolio - Initial Class:
2023	9,940	26.24	260,789	1.03	1.40	18.84
2022	11,394	22.08	251,517	1.07	1.40	(25.51)
2021	12,224	29.64	362,342	0.53	1.40	18.04
2020	12,529	25.11	314,615	0.42	1.40	14.03
2019	15,534	22.02	342,106	1.69	1.40	25.97
Franklin Global Real Estate VIP Fund - Class 2:
2023	7,478	18.34	137,144	2.75	1.40	9.89
2022	7,377	16.69	123,120	2.35	1.40	(27.09)
2021	7,906	22.89	180,940	0.89	1.40	25.08
2020	7,973	18.30	145,928	3.42	1.40	(6.73)
2019	7,775	19.62	152,523	2.83	1.40	20.74
Franklin Mutual Shares VIP Fund - Class 2:
2023	7,834	27.00	211,509	1.88	1.40	11.89
2022	8,215	24.13	198,209	1.81	1.40	(8.70)
2021	10,867	26.43	287,202	2.67	1.40	17.52
2020	12,939	22.49	290,971	2.98	1.40	(6.37)
2019	11,876	24.02	285,200	1.86	1.40	20.89
Franklin Small Cap Value VIP Fund - Class 2:
2023	5,718	51.14	292,433	0.52	1.40	11.20
2022	6,350	45.99	292,045	0.99	1.40	(11.32)
2021	7,232	51.86	375,025	0.99	1.40	23.65
2020	7,781	41.94	326,362	1.59	1.40	3.73
2019	9,425	40.43	381,070	1.07	1.40	24.59
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2023	10,744	39.47	424,055	-	1.40	24.98
2022	11,074	31.58	349,671	-	1.40	(34.60)
2021	11,269	48.29	544,141	-	1.40	8.49
2020	13,065	44.51	581,486	-	1.40	52.96
2019	15,991	29.10	465,323	-	1.40	29.62
Franklin U.S. Government Securities VIP Fund - Class 2:
2023	33,935	12.73	431,890	2.74	1.40	3.08
2022	36,519	12.35	451,124	2.41	1.40	(11.02)
2021	40,877	13.88	567,344	2.59	1.40	(3.21)
2020	34,843	14.34	499,494	3.45	1.40	2.43
2019	38,774	14.00	542,846	3.03	1.40	3.78

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Templeton Growth VIP Fund - Class 2:
2023	4,292	$21.26	$91,233	3.19%	1.40%	19.37%
2022	5,495	17.81	97,892	0.16	1.40	(12.74)
2021	6,095	20.41	124,402	1.10	1.40	3.45
2020	6,289	19.73	124,108	2.96	1.40	4.34
2019	6,556	18.91	124,000	2.80	1.40	13.57
LVIP JPMorgan Mid Cap Value Fund - Standard:
2023	7,166	56.95	408,144	3.18	1.40	9.37
2022	7,205	52.07	375,134	0.92	1.40	(9.41)
2021	9,287	57.48	533,878	0.89	1.40	28.10
2020	10,360	44.87	464,914	1.44	1.40	(1.04)
2019	11,606	45.34	526,203	1.54	1.40	25.01
LVIP JPMorgan Small Cap Core Fund - Standard:
2023	5,224	40.00	208,962	1.38	1.40	11.54
2022	5,697	35.86	204,320	0.44	1.40	(20.47)
2021	6,141	45.09	276,895	0.49	1.40	19.70
2020	6,471	37.67	243,750	1.22	1.40	12.11
2019	10,200	33.60	342,691	0.36	1.40	22.90
T. Rowe Price All-Cap Opportunities Portfolio:
2023	3,678	66.02	242,840	0.26	1.40	27.18
2022	3,719	51.91	193,044	-	1.40	(22.59)
2021	4,040	67.06	270,921	-	1.40	19.13
2020	4,253	56.29	239,381	-	1.40	42.40
2019	6,905	39.53	272,993	0.35	1.40	33.05
T. Rowe Price Equity Income Portfolio:
2023	19,192	43.17	828,516	2.08	1.40	8.03
2022	21,009	39.96	839,522	1.86	1.40	(4.68)
2021	22,572	41.92	946,166	1.57	1.40	23.84
2020	23,051	33.85	780,397	2.36	1.40	(0.24)
2019	23,102	33.93	783,825	2.32	1.40	24.65
T. Rowe Price Mid-Cap Growth Portfolio:
2023	3,182	89.11	283,572	-	1.40	18.31
2022	3,435	75.32	258,724	-	1.40	(23.65)
2021	4,485	98.65	442,501	-	1.40	13.26
2020	4,469	87.10	389,254	-	1.40	22.09
2019	6,162	71.34	439,594	0.10	1.40	29.47
T. Rowe Price Moderate Allocation Portfolio:
2023	16,657	35.93	598,571	2.26	1.40	13.74
2022	19,267	31.59	608,599	1.53	1.40	(19.43)
2021	22,470	39.21	881,048	0.98	1.40	8.55
2020	23,547	36.12	850,638	1.38	1.40	12.95
2019	24,797	31.98	793,031	1.95	1.40	18.14

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense		Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)		Return (D)

T. Rowe Price International Stock Portfolio:
2023	22,347	$19.55	$436,911	0.95%	1.40%		14.66%
2022	26,741	17.05	456,062	0.75	1.40		(16.99)
2021	27,633	20.54	567,617	0.57	1.40		(0.10)
2020	30,520	20.56	627,408	0.59	1.40		12.90
2019	29,546	18.21	538,150	2.36	1.40		26.02

Product B:
Calvert VP NASDAQ-100 Index Portfolio:
2023	-	$-	$-	-%	#DIV/0!	%	#DIV/0! %
2022	-	-	-	-	1.00		(6.85)
2021	134	88.61	11,843	0.28	1.00		25.67
2020	134	70.51	9,470	0.47	1.00		46.77
2019	135	48.04	6,489	0.52	1.00		37.41
Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2023	4,178	16.27	67,963	1.20	1.00		14.74
2022	4,842	14.18	68,639	0.90	1.00		(14.32)
2021	5,638	16.55	93,329	0.81	1.00		22.96
2020	6,715	13.46	90,412	1.30	1.00		11.89
2019	7,356	12.03	88,461	1.16	1.00		24.41
Columbia VP Select Mid Cap Value Fund - Class 1:
2023	-	-	-	-	#DIV/0!		#DIV/0!
2022	-	-	-	-	1.00		(1.84)
2021	184	32.02	5,897	-	1.00		31.07
2020	185	24.43	4,521	-	1.00		6.40
2019	186	22.96	4,273	-	1.00		30.31
Columbia VP Small Cap Value Fund - Class 2:
2023	780	51.71	40,350	0.41	1.00		20.45
2022	902	42.93	38,708	0.47	1.00		(9.87)
2021	1,051	47.63	50,034	0.47	1.00		27.52
2020	1,427	37.35	53,298	0.36	1.00		7.51
2019	1,411	34.74	49,007	0.28	1.00		19.79
Federated Hermes Quality Bond Fund II - Primary Shares:
2023	7,798	12.07	94,083	2.75	1.00		5.14
2022	8,749	11.48	100,446	2.89	1.00		(10.17)
2021	10,941	12.78	139,840	2.18	1.00		(2.37)
2020	8,748	13.09	114,533	2.87	1.00		7.03
2019	10,679	12.23	130,604	2.97	1.00		8.33
Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2023	1,964	39.96	78,472	0.25	1.00		31.79
2022	2,440	30.32	73,963	0.25	1.00		(27.20)
2021	2,938	41.65	122,374	0.03	1.00		26.25
2020	3,051	32.99	100,646	0.09	1.00		28.92
2019	4,319	25.59	110,512	0.22	1.00		29.96

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Growth Portfolio - Service Class 2:
2023	2,368	$31.63	$74,925	-%	1.00%	34.54%
2022	2,918	23.51	68,614	0.37	1.00	(25.39)
2021	3,332	31.51	105,010	-	1.00	21.71
2020	3,635	25.89	94,127	0.05	1.00	42.10
2019	5,282	18.22	96,230	0.06	1.00	32.61
Fidelity® VIP High Income Portfolio - Service Class 2:
2023	3,030	13.84	41,945	5.57	1.00	9.15
2022	3,452	12.68	43,786	4.77	1.00	(12.55)
2021	4,245	14.50	61,576	5.42	1.00	3.20
2020	3,645	14.05	51,202	5.06	1.00	1.44
2019	4,278	13.85	59,251	5.06	1.00	13.62
Fidelity® VIP Index 500 Portfolio - Service Class 2:
2023	-	-	-	-	-	-
2022	-	-	-	-	1.00	(3.95)
2021	111	70.12	7,776	1.05	1.00	27.75
2020	111	54.89	6,117	1.57	1.00	17.39
2019	112	46.76	5,241	1.78	1.00	30.29
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2023	1,129	30.59	34,528	0.38	1.00	13.68
2022	1,280	26.91	34,446	0.25	1.00	(15.80)
2021	1,699	31.96	54,308	0.35	1.00	24.07
2020	2,032	25.76	52,355	0.40	1.00	16.72
2019	2,183	22.07	48,189	0.68	1.00	21.93
Fidelity® VIP Real Estate Portfolio - Service Class 2:
2023	1,360	22.53	30,643	2.35	1.00	9.80
2022	1,375	20.52	28,209	1.05	1.00	(28.40)
2021	1,826	28.66	52,343	0.95	1.00	37.26
2020	1,854	20.88	38,711	2.00	1.00	(7.69)
2019	1,900	22.62	42,992	1.48	1.00	21.74
Franklin Mutual Shares VIP Fund - Class 2:
2023	3,339	32.58	108,769	1.84	1.00	12.34
2022	3,870	29.00	112,206	1.75	1.00	(8.34)
2021	4,865	31.64	153,897	2.87	1.00	18.02
2020	5,242	26.81	140,554	3.05	1.00	(6.00)
2019	5,295	28.52	151,012	1.83	1.00	21.36
Franklin Small Cap Value VIP Fund - Class 2:
2023	-	-	-	-	-	-
2022	-	-	-	-	1.00	(0.47)
2021	182	32.04	5,821	1.00	1.00	24.14
2020	183	25.81	4,713	1.49	1.00	4.16
2019	184	24.78	4,552	1.03	1.00	25.09

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Franklin U.S. Government Securities VIP Fund - Class 2:
2023	8,383	$11.13	$93,320	2.63%	1.00%	3.44%
2022	9,261	10.76	99,670	2.23	1.00	(10.63)
2021	11,590	12.04	139,599	2.63	1.00	(2.82)
2020	8,820	12.39	109,294	3.46	1.00	2.82
2019	10,705	12.05	129,037	2.97	1.00	4.15
Templeton Global Bond VIP Fund - Class 2:
2023	3,096	12.67	39,234	-	1.00	1.85
2022	3,498	12.44	43,517	-	1.00	(5.90)
2021	4,341	13.22	57,391	-	1.00	(5.91)
2020	3,246	14.05	45,614	8.78	1.00	(6.27)
2019	3,590	14.99	53,807	7.23	1.00	1.01
T. Rowe Price Equity Income Portfolio:
2023	143	30.13	4,318	2.11	1.00	8.46
2022	138	27.78	3,842	1.74	1.00	(4.31)
2021	345	29.03	10,025	1.57	1.00	24.33
2020	358	23.35	8,356	2.38	1.00	0.17
2019	343	23.31	7,997	2.34	1.00	25.12
T. Rowe Price Moderate Allocation Portfolio:
2023	-	-	-	-	-	-
2022	-	-	-	-	1.00	(3.39)
2021	149	35.08	5,234	0.98	1.00	8.94
2020	150	32.20	4,827	1.35	1.00	13.38
2019	229	28.40	6,506	2.00	1.00	18.63
T. Rowe Price International Stock Portfolio:
2023	5,219	19.88	103,751	0.94	1.00	15.11
2022	6,438	17.27	111,197	0.77	1.00	(16.65)
2021	6,757	20.72	140,030	0.59	1.00	0.29
2020	6,731	20.66	139,040	0.50	1.00	13.33
2019	8,128	18.23	148,161	2.43	1.00	26.51

EquiTrust Life Annuity Account

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that contained net assets for a period less than the entire reporting period presented, average net assets have been calculated using only the period in which the subaccount contained net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that contained net assets for a period less than the entire reporting period presented, total return has been calculated using only the period in which the subaccount contained net assets and has not been annualized.

7. Subsequent Events

Reorganization of American Century Variable Portfolio funds into newly formed funds of Lincoln Variable Insurance Products Trust was approved April 4, 2024. On or about April 26, 2024, assets of each fund will be transferred as noted below. In addition, subaccounts that invest in the American Century Variable Portfolio funds will transfer their investment into the respective newly formed fund as noted below.

Newly formed fund/portfolio	Former fund/portfolio
LVIP American Century Capital Appreciation Fund – Standard II	American Century VP Capital Appreciation Fund
LVIP American Century Inflation Protection Fund – Standard II	American Century VP Inflation Protection Bond Fund
LVIP American Century Mid Cap Value Fund – Standard II	American Century VP Mid Cap Value Fund
LVIP American Century Ultra Fund – Standard II	American Century VP Ultra® Fund
LVIP American Century Value Fund – Standard II	American Century VP Value Fund